Offerings - Offering: 1	Mar. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common share, $0.05 par value per share
Amount Registered | shares	3,856,568
Proposed Maximum Offering Price per Unit	38.54
Maximum Aggregate Offering Price	$ 148,632,130.72
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,755.58
Offering Note	(1a) Includes 3,856,568 common shares of Nabors Industries Ltd. (the "Company"), par value $0.05 per share ("common share"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the shares being registered hereunder, as a result of stock splits, stock dividends or other similar transactions. (1b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act on the basis of the average of the high and low sales prices of the registrant's common shares on March 10, 2025 of $40.16 and $36.91, respectively, as reported on the New York Stock Exchange.